Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Net Income Per Common Share

The Company’s net income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per common share is calculated as follows:

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$2,896	$5,315
Less: Interest allocable to non-redeemable common stock	(915)	(1,680)
Net income allocable to shares subject to possible redemption	$1,981	$3,635
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	10,333,213	10,363,269
Basic and diluted net income per share	$0.00	$0.00
Non-Redeemable Common Stock
Numerator: Net Income (Loss) Minus Net Earnings
Net Income (Loss)	$(2,202,161)	$771,059
Less: Income attributable to common stock subject to possible redemption	(1,981)	(3,635)
Non-Redeemable net income (loss)	$(2,204,142)	$767,424
Weighted average non-redeemable shares outstanding, basic and diluted	4,443,103	4,162,957
Basic and diluted net income (loss) per share	$(0.50)	$0.18